Schedule of Investments PIMCO Corporate & Income Opportunity Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 157.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 51.0%
AAdvantage Loyalty IP Ltd. 7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$12,003	$11,661
AP Core Holdings LLC 8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~		24,296	22,595
Brooks Automation 7.355% (TSFR6M + 5.600%) due 02/01/2030 ~		3,200	2,837
Caesars Resort Collection LLC 5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~		30,422	29,772
Carnival Corp.
3.975% (EUR006M + 3.750%) due 06/30/2025 ~	EUR	23,636	21,195
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		$1,782	1,630
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		2,532	2,234
Casino Guichard-Perrachon SA 4.000% (EUR003M + 4.000%) due 08/31/2025 ~	EUR	5,600	4,554
Cengage Learning, Inc. 7.814% (LIBOR03M + 4.750%) due 07/14/2026 ~		$3,103	2,817
Clear Channel Outdoor Holdings, Inc. 6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~		13,161	11,796
Comexposium 3.930% (EUR003M + 4.000%) due 03/28/2026 ~	EUR	24,800	20,325
Coty, Inc. 2.868% (EUR001M + 2.500%) due 04/07/2025 ~		4,073	3,718
Diamond Sports Group LLC 10.695% due 05/26/2026		$31,030	29,944
DirecTV Financing LLC 8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~		15,077	14,083
Encina Private Credit LLC 7.284% (LIBOR01M + 4.466%) due 11/30/2025 «~µ		27,444	26,195
Envision Healthcare Corp.
TBD% due 04/29/2027 µ		3,446	3,389
10.602% due 04/29/2027		18,954	18,641
14.077% due 04/28/2028		43,605	40,552
Forbes Energy Services LLC
7.000% due 12/31/2022 «		935	0
11.000% due 12/30/2022 «		13	0
Frontier Communications Corp. 7.438% (LIBOR03M + 3.750%) due 05/01/2028 ~		7,720	7,213
Galderma 7.424% (LIBOR03M + 3.750%) due 10/01/2026 ~		488	455
Gateway Casinos & Entertainment Ltd.
10.656% due 10/15/2027		15,435	15,213
11.408% due 10/18/2027	CAD	3,376	2,409
Hudson River Trading LLC 6.164% due 03/20/2028		$4,764	4,329
Ineos Finance PLC 2.685% (EUR001M + 2.000%) due 04/01/2024 ~	EUR	17,014	16,134
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		$9,020	8,488
Lealand Finance Co. BV 6.115% (LIBOR01M + 3.000%) due 06/28/2024 ~		189	121
Lealand Finance Co. BV (4.115% Cash and 3.000% PIK) 7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)		2,095	1,066
McAfee LLC 6.362% due 03/01/2029		6,900	6,312
MPH Acquisition Holdings LLC 7.320% (LIBOR03M + 4.250%) due 09/01/2028 ~		15,781	14,629
Naked Juice LLC 9.653% due 01/24/2030		2,200	2,021
PetSmart, Inc. 6.870% (LIBOR01M + 3.750%) due 02/11/2028 ~		1,197	1,137
Poseidon Bidco TBD% due 07/14/2028 «	EUR	15,800	14,711
Promotora de Informaciones SA
5.250% (EUR006M + 5.250%) due 12/31/2026 ~		22,523	19,839
9.000% (EUR006M + 8.000%) due 06/30/2027 ~		7,259	6,367
PUG LLC
6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~		$11,504	10,066
7.365% (LIBOR01M + 4.250%) due 02/12/2027 «~		5,965	5,279
Redstone Holdco 2 LP 7.533% (LIBOR03M + 4.750%) due 04/27/2028 ~		18,671	13,947
RegionalCare Hospital Partners Holdings, Inc. 6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~		87	81

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Rising Tide Holdings, Inc. 7.865% (LIBOR01M + 4.750%) due 06/01/2028 ~		5,148	4,420
Sasol Ltd. 4.684% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		8,889	8,854
Sequa Mezzanine Holdings LLC 9.760% (LIBOR03M + 6.750%) due 11/28/2023 ~		1,153	1,153
Sigma Bidco BV 3.738% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	23,000	18,221
SkyMiles IP Ltd. 6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~		$15,100	15,181
Spirit Aerosystems, Inc. 6.865% (LIBOR01M + 3.750%) due 01/15/2025 ~		2,939	2,917
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(b)	EUR	54,179	33,168
Surgery Center Holdings, Inc. 6.510% (LIBOR01M + 3.750%) due 08/31/2026 ~		$6,126	5,828
Syniverse Holdings, Inc. 10.553% due 05/13/2027		42,074	36,420
Team Health Holdings, Inc.
5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~		32,653	30,000
8.284% due 03/02/2027		7,120	6,100
Telemar Norte Leste SA
TBD% due 02/26/2035 «		17,323	6,063
4.557% (LIBOR03M + 1.750%) due 02/26/2035 «~		17,021	5,957
TransDigm, Inc.
5.924% (LIBOR03M + 2.250%) due 08/22/2024 ~		11,505	11,245
5.924% (LIBOR03M + 2.250%) due 05/30/2025 ~		4,067	3,914
5.924% (LIBOR03M + 2.250%) due 12/09/2025 ~		24,473	23,507
U.S. Renal Care, Inc.
8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~		34,874	25,344
8.615% (LIBOR01M + 5.500%) due 06/26/2026 ~		18,505	13,448
Uber Technologies, Inc.
6.570% (LIBOR03M + 3.500%) due 04/04/2025 ~		3,167	3,107
6.570% (LIBOR03M + 3.500%) due 02/25/2027 ~		1,385	1,355
United Airlines, Inc. 6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~		2,678	2,567
Univision Communications, Inc. 5.865% (LIBOR01M + 2.750%) due 03/15/2024 ~		136	135
Veritas U.S., Inc. 8.674% (LIBOR03M + 5.000%) due 09/01/2025 ~		8,957	7,158
Viad Corp. 8.115% (LIBOR01M + 5.000%) due 07/30/2028 ~		4,455	4,247
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		4,243	2,893
Windstream Services LLC 9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~		5,808	5,285

Total Loan Participations and Assignments (Cost $785,322)			696,242

CORPORATE BONDS & NOTES 61.6%
BANKING & FINANCE 13.9%
ADLER Real Estate AG 3.000% due 04/27/2026	EUR	400	274
Ally Financial, Inc. 8.000% due 11/01/2031 (l)		$3,550	3,713
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029 (l)		4,500	3,399
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		7,100	5,677
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (l)	EUR	500	398
2.625% due 04/28/2025 (l)		19,170	16,154
3.625% due 09/24/2024 (l)		9,609	8,581
5.375% due 01/18/2028 •(l)		8,500	4,465
8.000% due 01/22/2030 •(l)		3,909	2,145
8.500% due 09/10/2030 •(l)		4,500	2,530
10.500% due 07/23/2029 (l)		6,159	3,620
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,600	373
Barclays PLC
7.125% due 06/15/2025 •(h)(i)(l)	GBP	2,200	2,134
7.750% due 09/15/2023 •(h)(i)		$2,000	1,852
8.000% due 06/15/2024 •(h)(i)		1,000	930
BOI Finance BV 7.500% due 02/16/2027 (l)	EUR	7,100	5,686
Corsair International Ltd.
5.473% due 01/28/2027 •		1,300	1,194
5.823% due 01/28/2029 •		1,100	994
Cosaint Re Pte. Ltd. 12.791% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		$1,900	285
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 (l)		300	95
3.125% due 10/22/2025 (l)		200	65
4.800% due 08/06/2030 (l)		200	56

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

6.150% due 09/17/2025 (l)		200	71
8.000% due 01/27/2024 (l)		300	118
Credit Agricole SA 7.875% due 01/23/2024 •(h)(i)		400	385
Credit Suisse Group AG
6.373% due 07/15/2026 •(l)		1,200	1,160
6.375% due 08/21/2026 •(h)(i)(l)		1,300	949
6.442% due 08/11/2028 •(l)		4,000	3,725
6.537% due 08/12/2033 •(l)		2,300	2,070
7.250% due 09/12/2025 •(h)(i)(l)		200	153
7.500% due 07/17/2023 •(h)(i)(l)		600	516
7.500% due 07/17/2023 •(h)(i)		700	602
7.500% due 12/11/2023 •(h)(i)(l)		3,836	3,536
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		25	25
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		15	15
Essential Properties LP 2.950% due 07/15/2031 (l)		500	366
GLP Capital LP 3.250% due 01/15/2032 (l)		400	301
GSPA Monetization Trust 6.422% due 10/09/2029		5,063	4,871
Hampton Roads PPV LLC 6.171% due 06/15/2053 (l)		1,800	1,546
Hestia Re Ltd. 9.500% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		1,878	282
HSBC Holdings PLC 6.000% due 09/29/2023 •(h)(i)(l)	EUR	2,330	2,249
Huarong Finance Co. Ltd.
3.375% due 02/24/2030 (l)		$300	196
3.875% due 11/13/2029 (l)		700	479
4.250% due 11/07/2027		200	152
4.500% due 05/29/2029 (l)		1,300	920
4.750% due 04/27/2027		200	158
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(h)(i)(l)	EUR	2,400	2,085
MPT Operating Partnership LP 3.375% due 04/24/2030 (l)	GBP	2,100	1,561
National Health Investors, Inc. 3.000% due 02/01/2031 (l)		$800	563
NatWest Group PLC 8.000% due 08/10/2025 •(h)(i)		12,725	11,895
Sanders Re Ltd. 11.750% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		3,241	3,153
Santander U.K. Group Holdings PLC 6.750% due 06/24/2024 •(h)(i)(l)	GBP	9,405	9,702
Seazen Group Ltd. 6.000% due 08/12/2024		$200	88
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	738	825
Uniti Group LP
6.000% due 01/15/2030 (l)		$20,566	13,097
7.875% due 02/15/2025 (l)		30,470	29,784
VICI Properties LP
3.875% due 02/15/2029 (l)		3,300	2,775
4.500% due 09/01/2026 (l)		4,050	3,703
4.500% due 01/15/2028 (l)		3,050	2,710
5.750% due 02/01/2027 (l)		600	567
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (l)		20,412	16,687
Yosemite Re Ltd. 12.995% (T-BILL 3MO + 9.750%) due 06/06/2025 ~		1,790	1,775

			190,435

INDUSTRIALS 35.9%
AA Bond Co. Ltd. 5.500% due 07/31/2050 (l)	GBP	3,541	3,382
Air Canada Pass-Through Trust 5.250% due 10/01/2030 (l)		$1,298	1,223
Altice Financing SA 5.750% due 08/15/2029 (l)		6,551	5,029
Altice France Holding SA 10.500% due 05/15/2027 (l)		12,200	9,584
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (l)		1,175	1,028
3.375% due 11/01/2028 (l)		391	326
3.700% due 04/01/2028 (l)		1,861	1,588
Arches Buyer, Inc. 4.250% due 06/01/2028 (l)		3,400	2,659
Boeing Co.
5.705% due 05/01/2040 (l)		7,570	6,631
5.930% due 05/01/2060 (l)		1,804	1,549
6.125% due 02/15/2033 (l)		3,988	3,825

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Bombardier, Inc.
7.125% due 06/15/2026 (l)		2,000	1,837
7.500% due 03/15/2025 (l)		2,734	2,662
British Airways Pass-Through Trust 4.250% due 05/15/2034		55	49
Broadcom, Inc.
3.419% due 04/15/2033 (l)		200	153
4.150% due 11/15/2030 (l)		1,119	970
Carnival Corp. 10.500% due 02/01/2026 (l)		400	396
Carvana Co. 10.250% due 05/01/2030 (l)		5,800	3,882
CDW LLC 3.569% due 12/01/2031 (l)		2,300	1,795
Cellnex Finance Co. SA 3.875% due 07/07/2041 (l)		1,400	878
CGG SA
7.750% due 04/01/2027 (l)	EUR	14,519	12,127
8.750% due 04/01/2027 (l)		$8,648	7,274
Champion Path Holdings Ltd.
4.500% due 01/27/2026 (l)		3,300	2,280
4.850% due 01/27/2028 (l)		3,100	2,012
Charter Communications Operating LLC
3.900% due 06/01/2052 (l)		2,800	1,740
4.400% due 12/01/2061 (l)		2,800	1,791
CommScope, Inc. 8.250% due 03/01/2027 (l)		16,640	13,773
Community Health Systems, Inc. 8.000% due 03/15/2026 (l)		3,672	3,185
Coty, Inc. 3.875% due 04/15/2026 (l)	EUR	6,600	5,859
CVS Pass-Through Trust 7.507% due 01/10/2032 (l)		$1,398	1,479
DISH DBS Corp.
5.250% due 12/01/2026 (l)		10,002	8,213
5.750% due 12/01/2028 (l)		17,500	13,258
Dufry One BV 3.625% due 04/15/2026	CHF	9,345	8,207
Exela Intermediate LLC 11.500% due 07/15/2026		$158	47
Ferroglobe PLC 9.375% due 12/31/2025 (j)(l)		800	800
Frontier Communications Holdings LLC 6.000% due 01/15/2030 (l)		3,784	2,981
Greene King Finance PLC 4.037% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	350	321
HCA, Inc. 7.500% due 11/15/2095 (l)		$4,800	4,839
HF Sinclair Corp. 4.500% due 10/01/2030 (l)		18,773	16,118
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	2,600	1,964
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		$33,857	28,870
Inter Media & Communication SpA 6.750% due 02/09/2027 (l)	EUR	7,000	6,381
Las Vegas Sands Corp.
3.200% due 08/08/2024 (l)		$200	189
3.500% due 08/18/2026 (l)		200	175
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	1,800	1,411
Melco Resorts Finance Ltd.
4.875% due 06/06/2025 (l)		$4,300	3,192
5.375% due 12/04/2029 (l)		200	122
5.750% due 07/21/2028 (l)		4,300	2,773
MGM China Holdings Ltd.
4.750% due 02/01/2027 (l)		200	156
5.250% due 06/18/2025 (l)		2,400	2,013
5.375% due 05/15/2024 (l)		300	264
5.875% due 05/15/2026 (l)		800	649
NCL Corp. Ltd. 5.875% due 02/15/2027 (l)		4,908	4,096
Netflix, Inc. 4.875% due 06/15/2030 (l)		200	183
Nielsen Finance LLC 5.625% due 10/01/2028		1,700	1,691
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (l)		21,100	17,122
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		105	116
NPC Ukrenergo 6.875% due 11/09/2028 ^(c)		1,000	193
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2022 (f)(h)		1,279	2
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029	EUR	6,300	4,538

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Oracle Corp.
3.850% due 04/01/2060 (l)		$200	121
4.100% due 03/25/2061 (j)(l)		2,600	1,644
Petroleos Mexicanos
6.700% due 02/16/2032 (l)		12,375	8,701
6.750% due 09/21/2047 (l)		5,400	3,019
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (l)		2,800	2,503
Prosus NV
1.985% due 07/13/2033 (l)	EUR	1,800	1,089
2.778% due 01/19/2034 (l)		1,600	1,089
3.061% due 07/13/2031 (l)		$3,700	2,546
3.257% due 01/19/2027 (l)		1,500	1,258
3.680% due 01/21/2030 (l)		5,100	3,827
3.832% due 02/08/2051 (l)		1,900	1,058
4.027% due 08/03/2050 (l)		1,500	839
4.193% due 01/19/2032 (l)		2,600	1,912
4.987% due 01/19/2052 (l)		1,700	1,106
QVC, Inc. 5.950% due 03/15/2043 (l)		3,261	1,942
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (l)		700	713
10.875% due 06/01/2023 (l)		12,213	12,495
11.500% due 06/01/2025 (l)		1,384	1,473
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(c)	GBP	1,500	419
Sands China Ltd.
2.800% due 03/08/2027 (l)		$1,800	1,433
3.350% due 03/08/2029 (l)		1,600	1,191
3.750% due 08/08/2031 (l)		1,300	935
4.875% due 06/18/2030 (l)		200	157
5.900% due 08/08/2028 (l)		13,590	11,453
Schenck Process Holding GmbH
5.375% due 06/15/2023 (l)	EUR	3,000	2,873
6.875% due 06/15/2023 (l)		900	873
Studio City Finance Ltd.
5.000% due 01/15/2029 (l)		$1,400	624
6.000% due 07/15/2025 (l)		4,400	2,461
6.500% due 01/15/2028 (l)		4,200	2,056
Syngenta Finance NV 4.892% due 04/24/2025 (l)		200	194
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		3,900	3,412
5.750% due 09/30/2039 (l)		31,181	28,776
Transocean Guardian Ltd. 5.875% due 01/15/2024 (l)		93	88
Transocean Pontus Ltd. 6.125% due 08/01/2025 (l)		168	157
Transocean, Inc.
8.000% due 02/01/2027 (l)		372	259
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027 (l)		572	507
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (l)		8,644	4,029
United Airlines Pass-Through Trust 4.150% due 02/25/2033 (l)		77	70
United Group BV 4.875% due 07/01/2024 (l)	EUR	200	183
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)(l)		$11,533	11,374
Vale SA 0.000% due 12/29/2049 «~(h)	BRL	250,000	16,546
Veritas U.S., Inc. 7.500% due 09/01/2025 (l)		$10,200	7,826
Viking Cruises Ltd. 13.000% due 05/15/2025 (l)		13,655	14,165
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		100	78
VOC Escrow Ltd. 5.000% due 02/15/2028 (l)		13,238	10,795
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)		61,475	55,942
Windstream Escrow LLC 7.750% due 08/15/2028 (l)		17,165	14,248
Wynn Las Vegas LLC
5.250% due 05/15/2027 (l)		2,100	1,853
5.500% due 03/01/2025 (l)		7,000	6,564
Wynn Macau Ltd.
4.875% due 10/01/2024 (l)		600	483
5.125% due 12/15/2029 (l)		1,200	783
5.500% due 01/15/2026 (l)		4,600	3,496
5.500% due 10/01/2027 (l)		1,300	899

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

5.625% due 08/26/2028 (l)		4,535	3,030

			489,417

UTILITIES 11.8%
DTEK Finance PLC (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (b)		8,914	1,984
Eskom Holdings SOC Ltd.
6.750% due 08/06/2023 (l)		6,522	6,198
7.125% due 02/11/2025 (l)		11,500	10,239
8.450% due 08/10/2028 (l)		4,200	3,587
Ford Motor Co. 7.700% due 05/15/2097 (l)		26,551	24,681
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030 (l)		6,900	6,932
NGD Holdings BV 6.750% due 12/31/2026		1,261	531
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)(l)		348	199
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		428	418
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		9,576	1,879
Oi SA 10.000% due 07/27/2025 (l)		47,334	14,017
Pacific Gas & Electric Co.
3.300% due 03/15/2027 (l)		3,862	3,350
3.750% due 08/15/2042		46	29
4.000% due 12/01/2046 (l)		1,006	643
4.200% due 03/01/2029 (l)		4,200	3,571
4.300% due 03/15/2045 (l)		257	171
4.450% due 04/15/2042		2,491	1,763
4.500% due 07/01/2040 (l)		4,723	3,446
4.500% due 12/15/2041 (l)		65	45
4.550% due 07/01/2030 (l)		7,090	6,084
4.600% due 06/15/2043		1,036	733
4.750% due 02/15/2044 (l)		15,063	10,820
4.950% due 07/01/2050 (l)		8,191	6,018
Peru LNG SRL 5.375% due 03/22/2030 (l)		18,496	14,620
Petrobras Global Finance BV
6.250% due 12/14/2026 (l)	GBP	1,867	1,947
6.625% due 01/16/2034 (l)		800	718
6.750% due 06/03/2050 (l)		$2,795	2,282
PG&E Wildfire Recovery Funding LLC 4.451% due 12/01/2049 (l)		6,100	5,247
Rio Oil Finance Trust 9.250% due 07/06/2024 (l)		3,734	3,774
Southern California Edison Co. 4.875% due 03/01/2049 (l)		316	265
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024 (l)		5,599	5,460
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (l)		20,548	18,841
Transocean Proteus Ltd. 6.250% due 12/01/2024 (l)		180	170

			160,662

Total Corporate Bonds & Notes (Cost $1,051,624)			840,514

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026		5,900	4,074
Transocean, Inc. 4.625% due 09/30/2029		194	165

Total Convertible Bonds & Notes (Cost $6,104)			4,239

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050		1,000	869
4.214% due 06/01/2050		2,400	1,666

			2,535

ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040		5,000	5,108
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		51	53

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	145	145

		5,306

PUERTO RICO 0.8%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	11,461	5,745
0.000% due 11/01/2051	12,300	4,520
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (f)	376	208

		10,473

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	78,700	5,938

Total Municipal Bonds & Notes (Cost $27,755)		24,252

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
3.000% due 01/25/2042 (a)(l)	155	11
3.500% due 02/25/2033 (a)(l)	1,011	99
4.500% due 07/25/2050 (a)(l)	5,000	1,030
5.000% due 02/25/2036 ~(a)	245	36
8.834% due 07/25/2029 •	2,010	2,155
Freddie Mac
1.106% due 09/15/2042 •	719	411
1.623% due 03/15/2043 •(l)	69	43
3.000% due 12/25/2050 (a)(l)	7,881	1,269
3.351% due 07/15/2039 •(l)	2,207	1,557
3.500% due 10/15/2035 (a)(l)	1,020	112
4.215% due 03/15/2044 •(l)	1,822	1,199
4.709% due 02/15/2034 •(a)	1,026	98
5.163% due 02/15/2036 ~(l)	5,228	4,321
6.156% due 11/25/2055 «~	13,726	8,474
10.634% due 12/25/2027 •	4,296	4,350
13.834% due 03/25/2025 •	1,159	1,158
Ginnie Mae
3.500% due 09/16/2041 (a)	281	35
3.500% due 06/20/2042 (a)(l)	147	29
3.736% due 01/20/2042 ~(a)	907	90

Total U.S. Government Agencies (Cost $29,817)		26,477

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
Adjustable Rate Mortgage Trust
3.424% due 05/25/2036 •	1,480	579
4.234% due 01/25/2035 •	2,635	2,348
Banc of America Funding Trust
3.324% due 06/26/2036 •	4,717	3,746
5.500% due 01/25/2036	52	52
6.000% due 07/25/2037 ^	333	263
BCAP LLC Trust
3.081% due 03/27/2036 ~	2,441	1,814
3.190% due 02/26/2036 ~	1,554	1,438
4.690% due 03/26/2037 þ	1,250	1,629
7.000% due 12/26/2036 ~	2,088	1,416
Bear Stearns ALT-A Trust
3.022% due 08/25/2046 ^~	2,659	1,948
3.052% due 11/25/2034 ~	184	172
3.542% due 11/25/2036 ^~	500	285
3.652% due 08/25/2036 ^~	2,091	1,158
3.908% due 09/25/2035 ^~	472	287
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	218	218
CD Mortgage Trust 5.688% due 10/15/2048	618	543
Chase Mortgage Finance Trust
2.968% due 12/25/2035 ^~	8	7
6.000% due 02/25/2037 ^	1,197	518
6.000% due 03/25/2037 ^	293	161
6.000% due 07/25/2037 ^	1,000	496
Citigroup Commercial Mortgage Trust 5.692% due 12/10/2049 ~	365	180
Citigroup Mortgage Loan Trust
2.605% due 04/25/2037 ^~	1,773	1,493
3.327% due 03/25/2037 ^~	254	226
3.525% due 11/25/2035 ~	10,910	6,470
6.000% due 11/25/2036 ~	9,485	5,776
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 ^	1,256	1,118
Commercial Mortgage Loan Trust 6.673% due 12/10/2049 ~	1,056	181

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~		1,438	876
Countrywide Alternative Loan Trust
2.166% due 04/25/2037 ^•(a)		13,611	1,109
3.413% due 03/20/2046 •		2,737	2,138
3.624% due 08/25/2035 •		229	131
3.638% due 06/25/2037 ^~		987	904
5.500% due 03/25/2035		390	186
5.500% due 09/25/2035 ^		3,100	2,161
5.750% due 01/25/2035		251	234
5.750% due 02/25/2035		370	267
6.000% due 02/25/2035		490	375
6.000% due 04/25/2036		1,250	637
6.000% due 05/25/2036 ^		1,394	684
6.000% due 02/25/2037 ^		499	201
6.000% due 02/25/2037		1,487	865
6.000% due 04/25/2037 ^		4,094	2,103
6.000% due 08/25/2037 ^•		6,439	3,487
6.250% due 10/25/2036 ^		1,441	950
6.250% due 12/25/2036 ^•		2,371	1,122
6.500% due 08/25/2036 ^		659	251
6.500% due 09/25/2036 ^		322	187
10.325% due 02/25/2036 •		950	764
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		415	212
6.000% due 04/25/2036 ^		249	157
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^		904	512
Eurosail PLC
3.576% due 06/13/2045 •	GBP	4,487	3,780
6.226% due 06/13/2045 ~		1,394	1,343
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036 ^		$981	377
Freddie Mac 10.081% due 11/25/2041 •		8,800	7,847
GS Mortgage Securities Corp. 6.246% due 09/15/2027 •(l)		2,600	2,610
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		9,200	8,926
GSR Mortgage Loan Trust
2.911% due 03/25/2037 ^~		1,349	922
3.710% due 11/25/2035 ^~		617	536
HomeBanc Mortgage Trust 4.284% due 03/25/2035 ~		82	64
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037 ^		6,454	2,188
Jackson Park Trust 3.350% due 10/14/2039 ~		4,368	2,999
JP Morgan Alternative Loan Trust 3.288% due 03/25/2037 ~		4,441	4,334
JP Morgan Mortgage Trust
2.908% due 02/25/2036 ^~		971	747
3.002% due 01/25/2037 ^~		448	376
3.275% due 06/25/2036 ^~		340	253
3.825% due 10/25/2035 ~		11	11
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		66	58
Lehman XS Trust 3.524% due 06/25/2047 •		1,637	1,453
MASTR Alternative Loan Trust 6.750% due 07/25/2036		2,828	1,136
Merrill Lynch Mortgage Investors Trust 2.611% due 03/25/2036 ^~		2,098	1,186
Natixis Commercial Mortgage Securities Trust 5.068% due 11/15/2034 ~		4,500	4,262
RBSSP Resecuritization Trust
2.924% due 08/27/2037 •		8,000	3,955
3.304% due 10/27/2036 ~		3,609	1,112
Residential Accredit Loans, Inc. Trust
3.464% due 08/25/2036 ^•		355	344
3.544% due 05/25/2037 ^•		168	143
6.000% due 08/25/2036 ^		327	276
6.000% due 05/25/2037 ^		1,088	905
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		294	127
6.000% due 02/25/2037 ^		1,460	700
6.250% due 09/25/2037 ^		4,631	2,068
Residential Funding Mortgage Securities, Inc. Trust 4.065% due 02/25/2037 ~		1,520	1,096
Structured Adjustable Rate Mortgage Loan Trust
3.099% due 11/25/2036 ^~		2,171	1,862
3.361% due 01/25/2036 ^~		3,986	2,576
3.681% due 07/25/2035 ^~		933	816
Structured Asset Mortgage Investments Trust 3.204% due 08/25/2036 •		106	97

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

SunTrust Adjustable Rate Mortgage Loan Trust
2.112% due 02/25/2037 ^~		1,537	1,346
2.278% due 04/25/2037 ^~		223	139
2.352% due 02/25/2037 ^~		200	174
WaMu Mortgage Pass-Through Certificates Trust
3.208% due 02/25/2037 ^~		535	497
3.389% due 07/25/2037 ^~		431	404
3.607% due 10/25/2036 ^~		793	715
3.853% due 07/25/2037 ^~		871	825
Washington Mutual Mortgage Pass-Through Certificates Trust
1.944% due 05/25/2047 ^•		114	14
6.000% due 10/25/2035 ^		948	657
6.000% due 03/25/2036 ^		1,165	1,070
6.000% due 02/25/2037		2,553	2,026

Total Non-Agency Mortgage-Backed Securities (Cost $142,769)			124,387

ASSET-BACKED SECURITIES 10.7%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	581
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.434% due 03/25/2033 •		$38	37
Apidos CLO 0.000% due 01/20/2031 ~		8,800	3,395
Bear Stearns Asset-Backed Securities Trust 3.484% due 04/25/2037 •		8,211	6,745
Belle Haven ABS CDO Ltd. 2.543% due 07/05/2046 ~		324,260	1,305
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	2,255
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	1,178
0.000% due 10/22/2031 ~		3,000	682
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	800	192
Credit-Based Asset Servicing & Securitization LLC 3.208% due 12/25/2035 ^þ		$2	2
Crown City CLO 0.000% due 04/20/2035 ~		1,600	1,159
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		14,311	7,599
First Franklin Mortgage Loan Trust 3.404% due 10/25/2036 •		2,963	2,100
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(f)		16	906
Fremont Home Loan Trust
3.234% due 01/25/2037 •		5,477	2,527
3.564% due 02/25/2036 •		12,442	8,597
Glacier Funding CDO Ltd. 3.077% due 08/04/2035 •		7,174	998
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	750	182
GSAMP Trust 3.224% due 12/25/2036 •		$1,349	753
Home Equity Mortgage Loan Asset-Backed Trust 3.244% due 07/25/2037 •		2,596	1,542
JP Morgan Mortgage Acquisition Trust 6.330% due 07/25/2036 ^þ		102	34
Lehman XS Trust 6.790% due 06/24/2046 þ		473	505
LNR CDO Ltd. 3.393% due 02/28/2043 •		3,231	42
Long Beach Mortgage Loan Trust 3.684% due 01/25/2036 •		4,346	4,056
Marlette Funding Trust 0.000% due 09/17/2029 «(f)		15	1,187
Merrill Lynch Mortgage Investors Trust 3.894% due 03/25/2037 þ		6,108	1,514
Morgan Stanley ABS Capital, Inc. Trust 3.234% due 10/25/2036 •		5,819	3,244
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		788	397
N-Star REL CDO Ltd. 2.984% due 02/01/2041 •		487	488
Orient Point CDO Ltd. 2.563% due 10/03/2045 •		115,369	39,877
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	3,609
7.238% due 09/25/2037 ^þ		8,025	3,862
Securitized Asset-Backed Receivables LLC Trust 3.504% due 03/25/2036 •		11,068	10,245
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(f)		8	4,548
SLM Student Loan Trust 0.000% due 01/25/2042 «(f)		7	2,341

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

SMB Private Education Loan Trust
0.000% due 09/18/2046 «(f)		3	1,083
0.000% due 10/15/2048 «(f)		3	1,283
Sofi Professional Loan Program LLC
0.000% due 05/25/2040 (f)		7,500	998
0.000% due 07/25/2040 «(f)		38	499
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(f)		3,226	495
South Coast Funding Ltd. 3.512% due 08/10/2038 ~		18,693	1,590
Symphony CLO Ltd. 7.083% due 07/14/2026 ~		3,600	3,321
Taberna Preferred Funding Ltd.
3.192% due 12/05/2036 •		10,379	9,133
3.212% due 08/05/2036 ~		478	425
3.212% due 08/05/2036 ^•		9,251	8,233

Total Asset-Backed Securities (Cost $224,053)			145,744

SOVEREIGN ISSUES 2.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		10,604	1,875
1.000% due 07/09/2029		1,352	264
1.500% due 07/09/2035 þ		9,865	1,851
1.500% due 07/09/2046 þ		115	22
3.500% due 07/09/2041 þ(l)		17,491	3,769
3.875% due 01/09/2038 þ(l)		22,691	5,371
15.500% due 10/17/2026	ARS	92,410	77
47.331% (BADLARPP) due 10/04/2022 ~		116	0
Ghana Government International Bond
6.375% due 02/11/2027		$1,100	444
7.875% due 02/11/2035		1,300	488
8.750% due 03/11/2061		400	149
10.750% due 10/14/2030		800	583
Provincia de Buenos Aires 62.098% due 04/12/2025	ARS	862,385	2,875
Russia Government International Bond
5.625% due 04/04/2042 ^(c)		$13,400	7,370
5.875% due 09/16/2043 ^(c)		200	110
12.750% due 06/24/2028 ^(c)		100	66
State Agency of Roads of Ukraine 6.250% due 06/24/2030		1,300	238
Ukraine Government International Bond
4.375% due 01/27/2032 ^(c)	EUR	17,523	3,288
7.750% due 09/01/2024 ^(c)		$9,800	2,793
Venezuela Government International Bond
8.250% due 10/13/2024 ^(c)		70	5
9.250% due 09/15/2027 ^(c)		598	48

Total Sovereign Issues (Cost $73,150)			31,686

		SHARES
COMMON STOCKS 3.8%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (d)		1,167,686	1,600
iHeartMedia, Inc. 'A' (d)		275,106	2,017
iHeartMedia, Inc. 'B' «(d)		213,502	1,408

			5,025

ENERGY 0.1%
Axis Energy Services 'A' «(d)(j)		6,085	228
Noble Corp. PLC (d)		45,350	1,341

			1,569

FINANCIALS 1.0%
Credit Suisse Group AG		92,485	373
Intelsat SA «(d)(j)		459,445	12,864

			13,237

INDUSTRIALS 2.4%
Mcdermott International Ltd. (d)		57,729	26
Neiman Marcus Group Ltd. LLC «(d)(j)		152,491	27,607
Syniverse Holdings, Inc. «(d)(j)		4,667,857	4,462
Voyager Aviation Holdings LLC (d)		2,841	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Westmoreland Mining Holdings «(d)(j)	45,070	248

		32,343

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)	42,113	0

Total Common Stocks (Cost $62,221)		52,174

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)	48,585	206

Total Rights (Cost $0)		206

WARRANTS 1.4%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	202	0
Intelsat Emergence SA - Exp. 02/17/2027 «	1,383	5
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	48,071	240

		245

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	1,355,000	254

INFORMATION TECHNOLOGY 1.4%
Windstream Holdings LLC - Exp. 9/21/2055 «	1,181,266	18,747

Total Warrants (Cost $19,985)		19,246

PREFERRED SECURITIES 7.1%
BANKING & FINANCE 2.2%
AGFC Capital Trust 4.262% (US0003M + 1.750%) due 01/15/2067 ~(l)	1,800,000	960
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)	110,000	98
Charles Schwab Corp. 4.000% due 12/01/2030 •(h)	100,000	74
Compeer Financial ACA 4.875% due 08/15/2026 •(h)	4,400,000	4,298
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)	1,000,000	925
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)	25,700,000	23,174

		29,529

INDUSTRIALS 4.9%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(h)	1,343,000	1,263
Sequa Corp. (15.000% PIK) 15.000% «(b)	45,189	60,524
Voyager Aviation Holdings LLC 9.500% «	17,047	5,338

		67,125

Total Preferred Securities (Cost $74,835)		96,654

REAL ESTATE INVESTMENT TRUSTS 0.8%
REAL ESTATE 0.8%
CBL & Associates Properties, Inc.	11,978	307
Uniti Group, Inc.	572,252	3,977
VICI Properties, Inc.	210,228	6,275

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Total Real Estate Investment Trusts (Cost $5,303)			10,559

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.0%
REPURCHASE AGREEMENTS (k) 4.7%			63,800

ARGENTINA TREASURY BILLS 0.0%
3.960% due 10/31/2022 - 05/19/2023 (e)(f)(g)	ARS	160,363	578

U.S. TREASURY BILLS 1.3%
2.560% due 10/27/2022 - 12/15/2022 (e)(f)(l)(o)		$17,601	17,553

Total Short-Term Instruments (Cost $81,918)			81,931

Total Investments in Securities (Cost $2,584,856)			2,154,311

Total Investments 157.8% (Cost $2,584,856)			$2,154,311
Financial Derivative Instruments (m)(n) 0.6%(Cost or Premiums, net $(30,741))			7,531
Auction Rate Preferred Shares (15.6)%			(212,650)
Other Assets and Liabilities, net (42.8)%			(583,995)

Net Assets Applicable to Common Shareholders 100.0%			$1,365,197

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Axis Energy Services 'A'	07/01/2021	$90	$228	0.02%
Ferroglobe PLC 9.375% due 12/31/2025	02/09/2017 - 10/12/2021	800	800	0.06
Intelsat SA	06/19/2017 - 02/23/2022	31,412	12,864	0.94
Neiman Marcus Group Ltd. LLC	09/25/2020	4,911	27,607	2.02
Oracle Corp. 4.100% due 03/25/2061	03/22/2021 - 10/05/2021	2,737	1,644	0.12
Syniverse Holdings, Inc.	05/12/2022	4,574	4,462	0.33
Westmoreland Mining Holdings	07/29/2015 - 03/26/2019	1,172	248	0.02

$45,696	$47,853	3.51%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	2.920%	09/30/2022	10/03/2022	$63,800	U.S. Treasury Notes 4.250% due 09/30/2024	$(65,069)	$63,800	$63,816

Total Repurchase Agreements	$(65,069)	$63,800	$63,816

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	3.050%	08/01/2022	11/03/2022	$(8,577)	$(8,623)
BOS	3.760	09/12/2022	01/10/2023	(2,353)	(2,358)
BPS	0.750	08/25/2022	11/24/2022	EUR	(4,424)	(4,340)
1.690	04/18/2022	10/17/2022	$(3,146)	(3,171)
1.750	07/19/2022	10/27/2022	(1,454)	(1,459)
1.900	07/07/2022	10/31/2022	(512)	(515)
1.950	07/19/2022	10/28/2022	(1,776)	(1,783)
1.990	04/27/2022	10/27/2022	(4,381)	(4,420)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

	1.990	06/17/2022	10/27/2022		(3,390)	(3,410)
	1.990	06/22/2022	10/27/2022		(1,322)	(1,330)
	1.990	09/13/2022	10/27/2022		(580)	(581)
	2.040	09/28/2022	10/31/2022		(1,626)	(1,627)
	2.860	08/09/2022	11/10/2022		(489)	(491)
	3.350	09/29/2022	10/31/2022		(259)	(259)
	3.550	08/18/2022	02/02/2023		(710)	(714)
	3.550	09/29/2022	10/31/2022		(1,027)	(1,028)
	3.580	09/26/2022	10/19/2022		(1,772)	(1,773)
	3.760	08/31/2022	02/13/2023		(4,477)	(4,493)
	4.600	09/22/2022	03/23/2023		(18,643)	(18,670)
	4.620	09/23/2022	03/23/2023		(11,868)	(11,883)
BRC	(1.000)	09/23/2022	TBD(3)		(6,138)	(6,136)
	(0.750)	09/21/2022	TBD(3)	EUR	(2,604)	(2,551)
	3.140	09/27/2022	10/27/2022		$(2,247)	(2,248)
	3.170	08/09/2022	11/10/2022		(4,815)	(4,838)
	3.450	09/23/2022	TBD(3)		(3,024)	(3,027)
	3.570	09/23/2022	TBD(3)		(46,683)	(46,729)
BYR	2.110	10/03/2022	10/26/2022		(2,201)	(2,201)
	2.890	09/16/2022	10/03/2022		(3,016)	(3,020)
	3.610	09/26/2022	03/24/2023		(1,788)	(1,789)
	3.620	10/03/2022	04/03/2023		(35,683)	(35,683)
	3.630	09/26/2022	03/24/2023		(31,506)	(31,524)
CDC	1.710	08/22/2022	10/11/2022		(174)	(174)
	1.780	04/18/2022	10/14/2022		(9,254)	(9,331)
	1.780	07/11/2022	10/14/2022		(2,506)	(2,517)
	2.600	07/05/2022	10/06/2022		(3,861)	(3,886)
	2.600	07/14/2022	10/14/2022		(3,918)	(3,941)
	2.630	07/06/2022	10/07/2022		(807)	(812)
	2.720	07/13/2022	10/13/2022		(9,885)	(9,947)
	2.720	08/10/2022	10/13/2022		(135)	(136)
	2.720	08/22/2022	10/13/2022		(341)	(342)
	2.780	08/29/2022	10/14/2022		(627)	(629)
	2.950	07/15/2022	10/14/2022		(5,763)	(5,800)
	2.950	08/15/2022	10/14/2022		(2,814)	(2,825)
	2.950	08/22/2022	10/14/2022		(403)	(404)
	3.080	09/07/2022	10/31/2022		(22,615)	(22,666)
	3.230	09/07/2022	10/31/2022		(14,846)	(14,881)
	3.230	09/21/2022	10/31/2022		(524)	(525)
	3.240	09/12/2022	11/14/2022		(1,762)	(1,765)
	3.270	07/14/2022	01/09/2023		(7,619)	(7,675)
	3.270	09/15/2022	10/28/2022		(2,371)	(2,375)
	3.290	09/30/2022	10/31/2022		(2,302)	(2,302)
	3.300	09/14/2022	10/11/2022		(2,576)	(2,580)
	3.400	08/09/2022	11/10/2022		(151)	(152)
	3.400	08/10/2022	11/10/2022		(3,244)	(3,260)
	3.440	09/23/2022	10/21/2022		(3,334)	(3,337)
	3.440	09/30/2022	10/31/2022		(3,537)	(3,538)
	3.990	09/06/2022	03/03/2023		(7,291)	(7,313)
CEW	2.400	08/05/2022	TBD(3)	GBP	(5,038)	(5,642)
CIB	3.540	09/16/2022	10/17/2022		$(241)	(242)
DBL	0.900	09/05/2022	11/24/2022	EUR	(1,095)	(1,074)
	1.050	09/05/2022	11/22/2022		(5,682)	(5,574)
FBF	0.500	09/23/2022	TBD(3)		$(3,695)	(3,695)
FOB	2.600	07/11/2022	10/14/2022		(17,732)	(17,840)
IND	1.680	04/12/2022	10/11/2022		(6,689)	(6,743)
	3.310	09/30/2022	10/28/2022		(8,750)	(8,750)
	2.000	05/09/2022	11/07/2022		(355)	(358)
	2.460	07/06/2022	10/07/2022		(200)	(202)
	3.060	08/10/2022	11/07/2022		(1,748)	(1,756)
	3.310	09/26/2022	10/28/2022		(2,065)	(2,066)
	3.510	09/26/2022	10/28/2022		(2,090)	(2,092)
	3.610	09/15/2022	12/05/2022		(13,166)	(13,190)
	3.650	09/30/2022	11/30/2022		(4,054)	(4,055)
	3.710	09/15/2022	12/05/2022		(3,047)	(3,053)
JML	(0.750)	09/14/2022	TBD(3)	EUR	(889)	(870)
	(0.250)	09/19/2022	TBD(3)		(2,279)	(2,231)
	0.250	09/14/2022	TBD(3)		(2,201)	(2,157)
	0.360	08/17/2022	11/15/2022		(2,260)	(2,216)
	0.370	08/09/2022	11/07/2022		(2,680)	(2,628)
	0.420	08/09/2022	11/07/2022		(5,622)	(5,514)
	0.470	08/17/2022	11/15/2022		(5,742)	(5,631)
	0.750	08/25/2022	11/24/2022		(3,394)	(3,329)
	0.800	08/30/2022	11/22/2022		(2,095)	(2,055)
	0.800	09/14/2022	TBD(3)		(370)	(363)
	0.820	09/14/2022	TBD(3)		(8,136)	(7,977)
	0.850	09/05/2022	11/22/2022		(231)	(227)
	0.900	09/05/2022	11/22/2022		(164)	(161)
	0.900	09/05/2022	11/24/2022		(833)	(817)
	2.150	08/04/2022	11/04/2022	GBP	(10,324)	(11,570)
	2.400	06/24/2022	TBD(3)		(1,537)	(1,721)
JPS	3.100	08/10/2022	11/02/2022		$(1,243)	(1,249)
	3.100	09/23/2022	11/04/2022		(179)	(179)
MBC	0.800	07/27/2022	TBD(3)	EUR	(14,790)	(14,496)
MEI	(4.250)	09/21/2022	10/07/2022		(925)	(906)
	0.750	07/08/2022	10/07/2022		$(316)	(317)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

2.840	09/30/2022	10/24/2022	(2,025)	(2,025)
2.890	07/20/2022	10/24/2022	(1,404)	(1,412)
3.050	07/20/2022	10/24/2022	(1,721)	(1,732)
NOM	2.850	07/05/2022	10/06/2022	(907)	(914)
3.200	09/07/2022	10/07/2022	(8,173)	(8,192)
3.400	09/23/2022	TBD(3)	(3,369)	(3,372)
3.650	09/23/2022	10/26/2022	(2,660)	(2,662)
3.850	09/23/2022	TBD(3)	(8,458)	(8,467)
NXN	2.630	09/30/2022	10/07/2022	(3,049)	(3,049)
2.780	09/30/2022	10/14/2022	(8,930)	(8,932)
RDR	2.930	09/16/2022	10/24/2022	(7,500)	(7,510)
3.010	09/01/2022	10/31/2022	(2,451)	(2,457)
3.070	08/04/2022	11/04/2022	(13,065)	(13,132)
3.160	08/09/2022	11/10/2022	(2,152)	(2,163)
3.330	09/26/2022	10/26/2022	(17,371)	(17,382)
3.480	09/26/2022	10/26/2022	(2,387)	(2,388)
SCX	0.360	08/08/2022	11/07/2022	EUR	(1,167)	(1,144)
2.430	09/06/2022	10/07/2022	$(5,331)	(5,341)
2.600	08/24/2022	11/24/2022	GBP	(714)	(799)
3.540	09/26/2022	10/28/2022	$(3,023)	(3,025)
SGY	2.860	09/30/2022	10/13/2022	(8,171)	(8,173)
SOG	2.580	07/05/2022	10/06/2022	(1,166)	(1,174)
2.580	07/11/2022	10/06/2022	(878)	(883)
2.630	07/08/2022	10/14/2022	(2,628)	(2,644)
2.710	07/06/2022	10/12/2022	(4,549)	(4,580)
2.710	07/13/2022	10/12/2022	(1,272)	(1,280)
2.710	08/03/2022	10/12/2022	(3,662)	(3,679)
2.710	08/18/2022	10/12/2022	(742)	(745)
2.710	08/30/2022	10/12/2022	(1,528)	(1,532)
2.750	07/08/2022	10/14/2022	(2,576)	(2,593)
2.750	07/25/2022	10/14/2022	(700)	(703)
2.860	08/19/2022	10/13/2022	(3,050)	(3,061)
3.020	10/03/2022	10/17/2022	(1,369)	(1,369)
3.100	09/28/2022	10/25/2022	(2,545)	(2,546)
3.140	09/06/2022	11/02/2022	(6,224)	(6,239)
3.140	10/03/2022	11/02/2022	(1,369)	(1,369)
3.150	08/04/2022	11/04/2022	(3,028)	(3,043)
3.150	09/30/2022	11/04/2022	(154)	(154)
3.200	08/11/2022	10/31/2022	(930)	(935)
3.240	09/23/2022	TBD(3)	(759)	(759)
3.250	08/12/2022	11/14/2022	(8,474)	(8,514)
3.250	08/22/2022	11/14/2022	(1,846)	(1,853)
3.250	09/23/2022	TBD(3)	(522)	(523)
3.270	09/23/2022	TBD(3)	(929)	(930)
3.330	09/23/2022	TBD(3)	(2,105)	(2,107)
3.490	08/31/2022	11/30/2022	(1,105)	(1,108)
3.980	09/12/2022	01/12/2023	(936)	(938)
4.250	09/15/2022	01/13/2023	(501)	(502)
4.360	09/30/2022	01/30/2023	(5,618)	(5,620)
TDM	3.240	09/23/2022	TBD(3)	(5,919)	(5,924)
UBS	4.220	09/19/2022	01/19/2023	(6,919)	(6,930)

Total Reverse Repurchase Agreements	$(647,241)

(l)	Securities with an aggregate market value of $688,664 and cash of $26,041 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(653,207) at a weighted average interest rate of 1.914%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	12/20/2025	2.747%	EUR	1,000	$(45)	$(5)	$(50)	$0	$0
Atlantia SpA	1.000	Quarterly	06/20/2026	2.931	4,500	(155)	(127)	(282)	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2024	1.588	$1,200	(20)	6	(14)	1	0
Boeing Co.	1.000	Quarterly	06/20/2025	1.736	700	(10)	(3)	(13)	0	0
Boeing Co.	1.000	Quarterly	12/20/2025	1.838	400	(7)	(3)	(10)	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.906	12,700	(231)	(146)	(377)	12	0
Boeing Co.	1.000	Quarterly	06/20/2027	2.052	9,100	(397)	11	(386)	11	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	5.429	5,200	(29)	3	(26)	0	(10)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	5.702	1,000	(2)	(10)	(12)	0	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Bombardier, Inc.	5.000	Quarterly	06/20/2025	6.300		200	(15)	9	(6)	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2027	7.506		5,300	(619)	173	(446)	22	0
Energy Transfer Operating LP	1.000	Quarterly	06/20/2026	1.143		100	(2)	2	0	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	1.421		100	(3)	2	(1)	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	12.473	EUR	300	21	(76)	(55)	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	12.466		11,447	424	(2,679)	(2,255)	79	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739		6,600	(413)	(27)	(440)	0	(14)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185		16,300	(2,597)	1,139	(1,458)	14	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521		11,400	(853)	(413)	(1,266)	0	(2)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.983		9,100	(772)	(596)	(1,368)	0	(11)
The GAP, Inc.	1.000	Quarterly	06/20/2027	7.401		$16,800	(3,173)	(520)	(3,693)	7	0

							$(8,898)	$(3,260)	$(12,158)	$146	$(39)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 38 5-Year Index	1.000%	Quarterly		12/20/2027	$17,600		$(632)	$4	$(628)	$57	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	15,700	$1,524	$3,488	$5,012	$99	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		8,000	891	753	1,644	69	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		7,800	1,653	2,720	4,373	0	(22)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023		$10,000	(1)	177	176	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		58,200	(4)	861	857	43	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		29,400	3	443	446	19	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		4,600	2	122	124	8	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		261,500	(26,912)	443	(26,469)	444	0
Receive	1-Year BRL-CDI	6.170	Maturity	01/02/2023	BRL	204,900	1,960	(100)	1,860	2	0
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		6,600	0	4	4	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		4,400	0	3	3	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		11,400	0	6	6	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		5,500	0	3	3	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		11,400	0	5	5	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		23,300	0	6	6	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		2,900	0	1	1	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		11,600	0	2	2	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		29,200	0	6	6	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		23,300	0	4	4	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		38,300	0	7	7	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		2,200	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		1,500	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		1,800	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		4,900	0	4	4	2	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		8,200	0	9	9	3	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		4,100	0	5	5	2	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		4,000	0	5	5	1	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		8,200	0	11	11	3	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		2,600	0	(5)	(5)	2	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		1,300	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		1,300	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		700	0	1	1	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		3,000	0	2	2	2	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		7,100	0	11	11	5	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022		$78,000	38	578	616	21	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		10,000	27	683	710	10	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		8,580	541	(834)	(293)	0	(16)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	(4,832)	(2,733)	0	(118)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		35,000	544	3,899	4,443	92	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		12,450	0	1,404	1,404	37	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		49,800	(171)	(4,956)	(5,127)	0	(147)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		20,600	0	2,248	2,248	61	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		82,200	(309)	(7,818)	(8,127)	0	(243)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		6,000	0	662	662	18	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		19,900	(72)	(1,936)	(2,008)	0	(59)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	(5,574)	(5,044)	0	(270)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		47,100	0	6,488	6,488	172	0
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		71,000	0	9,928	9,928	258	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		263,700	13,372	(26,729)	(13,357)	0	(1,068)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		2,000	(3)	406	403	8	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,600	(72)	395	323	6	0
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		6,100	0	1,204	1,204	20	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		19,700	1,395	3,137	4,532	69	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		97,600	(1,547)	17,073	15,526	383	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	02/09/2032		128,200	1,004	24,457	25,461	435	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		161,500	(5,269)	4,196	(1,073)	0	(1,632)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(3)	447	444	25	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		19,800	(143)	5,144	5,001	216	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		28,200	(65)	8,463	8,398	301	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		29,300	(113)	8,173	8,060	319	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		9,800	(29)	2,061	2,032	113	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		17,000	1,650	4,920	6,570	181	0
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	02/01/2052		144,400	1,028	43,917	44,945	1,633	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	(471)	(139)	21	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	4,071	4,463	0	(59)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		17,200	1,607	2,524	4,131	0	(26)
Receive(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,900	149	76	225	0	(3)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		8,100	702	2,425	3,127	103	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	84,800	10	(116)	(106)	0	(2)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		184,900	(5)	(227)	(232)	0	(4)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		27,500	0	33	33	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		11,400	0	14	14	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		8,700	0	10	10	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		3,300	0	5	5	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,700	0	4	4	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,800	7	3	10	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		7,400	30	9	39	0	(1)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,800	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		4,300	0	7	7	0	(1)

							$(3,228)	$114,556	$111,328	$5,214	$(3,671)

Total Swap Agreements							$(12,758)	$111,300	$98,542	$5,417	$(3,710)

Cash of $61,588 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2022		GBP	1,295		$1,464		$18		$0
		10/2022		HUF	556,716		1,324		38		0
		10/2022		PEN	2,790		725		25		0
		10/2022			$6,789		EUR	6,841	0		(85)
		10/2022			702		PEN	2,790	0		(2)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

	11/2022	CHF	1,350		$1,434	60	0
	05/2023	PEN	2,776		702	18	0
BPS	10/2022	BRL	148,851		28,647	1,053	0
	10/2022	EUR	13,029		13,049	280	0
	10/2022		$27,531	BRL	148,851	62	0
	10/2022		961	EUR	947	0	(33)
	10/2022		2,300	GBP	2,139	89	0
	10/2022		15	HUF	6,091	0	(1)
	10/2022		7,346	MXN	148,675	33	0
	11/2022	IDR	120,440,352		$7,991	90	0
	11/2022		$1,300	CAD	1,669	0	(92)
	11/2022		1,926	IDR	28,737,697	0	(41)
	11/2022		4,552	NOK	43,751	0	(531)
	11/2022		25	ZAR	407	0	(3)
	12/2022	CNH	91		$13	0	0
	12/2022	MXN	148,675		7,232	0	(36)
	12/2022		$13	CNY	91	0	0
CBK	10/2022	BRL	274,615		$50,793	0	(115)
	10/2022	PEN	26,866		6,905	161	0
	10/2022		$52,900	BRL	274,615	0	(1,992)
	10/2022		2,101	EUR	2,151	7	0
	10/2022		6,926	PEN	26,866	0	(182)
	11/2022	BRL	148,851		$28,487	1,092	0
	11/2022		$641	PEN	2,546	0	(5)
	12/2022	CNH	36		$5	0	0
	12/2022	MXN	98,502		4,831	0	(1)
	12/2022	PEN	25,313		6,437	165	(28)
	12/2022		$5	CNY	36	0	0
	04/2023		6,847	PEN	27,039	0	(181)
DUB	10/2022	CZK	67,815		$2,734	35	0
	10/2022		$346	RUB	33,381	211	0
GLM	10/2022	CZK	37,564		$1,507	12	0
	10/2022	PEN	3,314		862	30	0
	10/2022		$1,860	EUR	1,868	0	(29)
	10/2022		834	PEN	3,314	0	(2)
	10/2022		870	RUB	82,388	532	0
JPM	10/2022	BRL	125,764		$24,209	895	0
	10/2022	HUF	1,909,916		4,558	146	0
	10/2022		$23,261	BRL	125,764	53	0
	10/2022		7,463	EUR	7,453	0	(158)
	11/2022	INR	3,528		$44	1	0
	11/2022		$1,262	IDR	18,948,080	0	(19)
	01/2023		23,733	BRL	125,764	0	(900)
MBC	10/2022	EUR	6,413		$6,366	81	0
	10/2022	PEN	2,562		666	22	0
	10/2022		$1,056	EUR	1,103	25	0
	10/2022		2,486	GBP	2,255	55	(24)
	10/2022		645	PEN	2,562	0	(2)
	12/2022	CNH	46		$7	0	0
	12/2022		$7	CNY	46	0	0
MYI	10/2022	JPY	505,275		$3,504	13	0
	10/2022		$2,372	AUD	3,411	0	(190)
	10/2022		193,770	EUR	200,839	3,063	0
	10/2022		12,053	MXN	246,200	126	0
	11/2022	EUR	200,839		$194,166	0	(3,059)
	11/2022		$2,635	EUR	2,707	24	0
	11/2022		1,017	IDR	15,038,057	0	(30)
	11/2022		3,504	JPY	503,924	0	(13)
	12/2022	CNH	21		$3	0	0
	12/2022		$3	CNY	21	0	0
RBC	10/2022	GBP	8,529		$9,915	392	0
	10/2022		$13,617	JPY	1,882,928	0	(608)
SCX	10/2022		138	CLP	130,274	0	(4)
	10/2022		31	CNH	216	0	(1)
	10/2022		835	EUR	836	0	(16)
	10/2022		1,117	GBP	975	0	(28)
	11/2022	CHF	3,058		$3,144	33	0
	11/2022	PEN	621		150	0	(5)
	11/2022		$1,672	CAD	2,148	0	(117)
	11/2022		3,110	IDR	46,651,625	0	(50)
	11/2022		1,840	NOK	17,837	0	(201)
	12/2022	CNH	23		$3	0	0
	12/2022		$3	CNY	23	0	0
SOG	10/2022	EUR	201,493		$202,769	5,296	0
	11/2022	CHF	3,103		3,279	122	0
TOR	10/2022	MXN	148,675		7,438	59	0
	11/2022		$2,086	CAD	2,685	0	(142)
UAG	10/2022	JPY	682,926		$4,739	20	0
	10/2022		$357	AUD	521	0	(24)
	11/2022	CHF	1,799		$1,845	15	0
	11/2022	GBP	3,127		3,394	0	(100)
	11/2022		$854	IDR	12,713,962	0	(20)
	11/2022		4,739	JPY	681,098	0	(20)

Total Forward Foreign Currency Contracts						$14,452	$(9,090)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	1.937%	$1,800	$(351)	$316	$0	$(35)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.808	3,500	(160)	(72)	0	(232)
CBK	Netflix, Inc.	5.000	Quarterly	12/20/2026	1.825	5,000	892	(290)	602	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.622	1,000	140	2	142	0
Netflix, Inc.	5.000	Quarterly	12/20/2026	1.825	5,000	892	(290)	602	0
Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.937	2,400	(476)	430	0	(46)
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.937	3,000	(623)	565	0	(58)
JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	7.990	EUR	300	(6)	(13)	0	(19)

$308	$648	$1,346	$(390)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$23,372	$(5,808)	$5,889	$81	$0
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	8,693	(413)	(178)	0	(591)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	1,977	(489)	496	7	0
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	27,242	(6,738)	6,832	94	0
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	29,657	(4,824)	4,926	102	0

$(18,272)	$17,965	$284	$(591)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	03/20/2023	$1,000	$(1)	$(13)	$0	$(14)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	2,300	(10)	(93)	0	(103)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	1,800	(8)	(62)	0	(70)

$(19)	$(168)	$0	$(187)

Total Swap Agreements	$(17,983)	$18,445	$1,630	$(1,168)

(o)

Securities with an aggregate market value of $15,110 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$613,832	$82,410	$696,242
Corporate Bonds & Notes
Banking & Finance	0	190,435	0	190,435
Industrials	0	472,871	16,546	489,417
Utilities	0	160,662	0	160,662
Convertible Bonds & Notes
Industrials	0	4,239	0	4,239
Municipal Bonds & Notes
California	0	2,535	0	2,535
Illinois	0	5,306	0	5,306
Puerto Rico	0	10,473	0	10,473
West Virginia	0	5,938	0	5,938
U.S. Government Agencies	0	18,003	8,474	26,477
Non-Agency Mortgage-Backed Securities	0	124,387	0	124,387
Asset-Backed Securities	0	133,402	12,342	145,744
Sovereign Issues	0	31,686	0	31,686
Common Stocks
Communication Services	3,617	0	1,408	5,025
Energy	1,341	0	228	1,569
Financials	373	0	12,864	13,237
Industrials	0	26	32,317	32,343
Rights
Financials	0	0	206	206
Warrants
Financials	0	0	245	245
Industrials	0	0	254	254
Information Technology	0	0	18,747	18,747
Preferred Securities
Banking & Finance	0	29,529	0	29,529
Industrials	0	1,263	65,862	67,125
Real Estate Investment Trusts
Real Estate	10,559	0	0	10,559
Short-Term Instruments
Repurchase Agreements	0	63,800	0	63,800
Argentina Treasury Bills	0	578	0	578
U.S. Treasury Bills	0	17,553	0	17,553

Total Investments	$15,890	$1,886,518	$251,903	$2,154,311

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5,417	0	5,417
Over the counter	0	16,082	0	16,082

$0	$21,499	$0	$21,499
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,710)	0	(3,710)
Over the counter	0	(10,258)	0	(10,258)

$0	$(13,968)	$0	$(13,968)

Total Financial Derivative Instruments	$0	$7,531	$0	$7,531

Totals	$15,890	$1,894,049	$251,903	$2,161,842

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$130,842	$33,774	$(1,054)	$1,378	$9	$(1,712)	$15,351	$(96,178)	$82,410	$996
Corporate Bonds & Notes
Industrials	78,440	0	(359)	70	0	(5,663)	0	(55,942)	16,546	(3,264)
U.S. Government Agencies	8,421	0	(32)	10	10	65	0	0	8,474	63
Asset-Backed Securities	15,427	0	0	13	0	(3,098)	0	0	12,342	(3,098)
Common Stocks
Communication Services	1,516	0	0	0	0	(108)	0	0	1,408	(108)
Energy	90	0	0	0	0	138	0	0	228	138
Financials	12,865	0	0	0	0	(1)	0	0	12,864	0
Industrials	30,965	0	0	0	0	1,378	0	(26)	32,317	1,384
Materials	95	0	(104)	0	104	(95)	0	0	0	0
Rights
Financials	231	0	0	0	0	(25)	0	0	206	(24)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2022 (Unaudited)

Warrants
Financials	244	0	0	0	0	1	0	0	245	1
Industrials	812	0	0	0	0	(558)	0	0	254	(557)
Information Technology	25,189	0	0	0	0	(6,442)	0	0	18,747	(6,443)
Preferred Securities
Industrials	54,575	0	0	0	0	11,287	0	0	65,862	11,287

Totals	$359,712	$33,774	$(1,549)	$1,471	$123	$(4,833)	$15,351	$(152,146)	$251,903	$375

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$35,049	Discounted Cash Flow			Discount Rate			4.193 - 7.150	6.403
		14,711	Indicative Market Quotation			Price			95.000	—
		32,650	Third Party Vendor			Broker Quote			35.000 - 91.000	68.900
Corporate Bonds & Notes
Industrials		16,546	Reference Instrument			Weighted Average		BRL	37.290	—
U.S. Government Agencies		8,474	Discounted Cash Flow			Discount Rate			12.000	—
Asset-Backed Securities		12,342	Discounted Cash Flow			Discount Rate			10.000 - 20.000	14.862
Common Stocks
Communication Services		1,408	Reference Instrument			Stock Price W/Liquidity Discount Rate			10.000	—
Energy		228	Market Comparable Valuation			EBITDA Multiple		X	4.800	—
Financials		12,864	Indicative Market Quotation			Price			$28.000	—
Industrials		4,462	Discounted Cash Flow			Discount Rate			13.547	—
		248	Discounted Cash Flow/ Comp Multiple			Forward EBITDA / Discount Rate		X/X/%	2.000/2.100/24.200	—
		27,607	Discounted Cash Flow/ Comp Multiple			Ltm Revenue/Ltm EBITDA/Discount Rate		X/X/%	0.460/3.500/10.000	—
Rights
Financials		206	Other Valuation Techniques(2)			—			—	—
Warrants
Financials		5	Indicative Market Quotation			Price			$2.250 - 3.750	3.511
		240	Other Valuation Techniques(2)			—			—	—
Industrials		254	Market Comparable Valuation			Earnings Multiple		X	11.809	—
Information Technology		18,747	Market Comparable Valuation			EBITDA Multiple		X	3.800	—
Preferred Securities
Industrials		5,337	Discounted Cash Flow/Comparable Companies			Discount Rate/TBV Multiple		%/X	22.980/0.280	—
		60,525	Market Comparable Valuation			Earnings Multiple		X	11.809	—

Total		$251,903

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Adviser’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of October 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOM	Bank of Montreal	FBF	Credit Suisse International	NOM	Nomura Securities International, Inc.
BOS	BofA Securities, Inc.	FOB	Credit Suisse Securities (USA) LLC	NXN	Natixis New York
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BYR	The Bank of Nova Scotia - Toronto	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SGY	Societe Generale, NY
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CDI	Natixis Singapore	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen
AUD	Australian Dollar	CZK	Czech Koruna	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	NOK	Norwegian Krone
CAD	Canadian Dollar	GBP	British Pound	PEN	Peruvian New Sol
CHF	Swiss Franc	HUF	Hungarian Forint	RUB	Russian Ruble
CLP	Chilean Peso	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR	TSFR6M	Term SOFR 6-Month
EUR001M	1 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDO	Collateralized Debt Obligation